Basis of preparation and recent accounting developments - Impact of new IFRS accounting standards (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	£ 15,250	£ 15,035	[1]	£ 13,212	[2]
Profit (loss)	3,551	7,794	[1]	2,594	[2]
Retained earnings	21,599	22,582	[3]
Deferred tax asset	(3,636)	£ (4,479)		£ (4,634)
Scenario, Forecast | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets that will be reallocated to available-for-sale investments to FVTPL						£ 2,000
Increase (decrease) in financial assets on initial application of IFRS 9						(50)
Scenario, Forecast | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings						167
Deferred income						240
Deferred tax asset						£ 73
Pro Forma | IFRS 15, Pass-Through
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	1,056
Pro Forma | IFRS 15 - Connections
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	83
Profit (loss)	£ 56

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).